Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment - Bamboo Therapeutics, Inc. (Details) - USD ($)
$ in Millions
			3 Months Ended		12 Months Ended
		Aug. 01, 2016	Oct. 02, 2016	Apr. 03, 2016	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired	[1]				$ 0		$ 1,000		$ 18,368
Goodwill					$ 53,411	[2]	$ 55,952	[2]	$ 54,449
Bamboo Therapeutics [Member]
Business Acquisition [Line Items]
Total consideration transferred		$ 150
Potential milestone payments		495
Consideration transferred, including equity interest held prior to business combination		343
Payments to acquire businesses, cash portion		130		$ 43
Cash payments for acquisition, net of cash acquired		101
Assumed contingent consideration		167
Fair value of previously held equity interest in acquiree		45
Goodwill		142
Net deferred tax liabilities		94
Bamboo Therapeutics [Member] | Other Nonoperating Income (Expense) [Member]
Business Acquisition [Line Items]
Gain recognized			$ 2
In Process Research and Development [Member] | Bamboo Therapeutics [Member]
Business Acquisition [Line Items]
Intangible assets		$ 330

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.